Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Schedule of Other Receivables
$000	Year ended December 31, 2023
	2023	2022
Security deposits receivable	121	130
Prepayments	102	170
Taxation Receivable	3,793	4,246
	4,016	4,546